Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments And Contingencies

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

On April 27, 2018, Navios Partners agreed to sell the YM Utmost and the YM Unity, two 2006-built Containerships of 8,204 TEU each, to its affiliate, Navios Containers, for a total sale price of $67,000. The transaction was unanimously approved by the Conflicts Committee of the Board of Directors of Navios Partners. The sale was completed on July 2, 2018. Navios Partners used a portion of the sale proceeds to repay $20,200 of the DVB Credit Facility outstanding balance. As of June 30, 2018, the Company is contingently liable to pay the amount of $20,200.

In November 2017, Navios Partners entered into a 10-year bareboat charter-in agreement for a Panamax vessel of approximately 81,000 dwt. Navios Partners has the option to acquire the vessel after the end of the fourth year. The vessel is expected to be delivered within the second half of 2019. During the year ended December 31, 2017, the Company paid a deposit of $2,770, presented under the caption “Other long-term assets”. As of June 30, 2018, the Company is contingently liable to pay an additional deposit of $2,770 during the fourth quarter of 2018.

The future minimum commitments for the 12-month periods ended June 30, of Navios Partners under its charter-in contract, for vessel delivery and loan repayment are as follows:

Amount
2019	$ 22,970
2020	1,630
2021	2,172
2022	2,172
2023	2,104
2024 and thereafter	12,739

$ 43,787